Finance Receivables Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 30, 2016
Finance Receivables
Net finance receivables	$ 4,914,000,000	$ 6,564,000,000
Ownership percentage in joint venture	47.00%
Loans receivable held for sale	$ 776,000,000	793,000,000
Commitments to lend additional funds	$ 0
Unlikely to be Collected Financing Receivable
Finance Receivables
Accrual of finance charges, past due period	60 days
Corporate Joint Venture
Finance Receivables
Ownership percentage in joint venture			47.00%
Consolidated VIEs
Finance Receivables
Loans receivable held for sale	$ 0	$ 435,000,000
Real estate loans secured by first mortgages
Finance Receivables
Net finance receivables, percent of finance receivables outstanding	39.00%	38.00%
Real estate loans secured by second mortgages
Finance Receivables
Net finance receivables, percent of finance receivables outstanding	61.00%	62.00%
Personal loans
Finance Receivables
Net finance receivables	$ 4,378,000,000	$ 4,300,000,000
Accrual of finance charges, past due period	90 days
Loans receivable held for sale	$ 606,000,000	617,000,000
Personal loans | Consolidated VIEs | Consumer Loan Securitizations
Finance Receivables
Net finance receivables	$ 3,592,000,000	3,621,000,000
Personal loans | Minimum
Finance Receivables
Finance receivables original term	2 years
Personal loans | Maximum
Finance Receivables
Finance receivables original term	5 years
Personal loans | Titled personal property
Finance Receivables
Collateral for secured borrowings	$ 2,500,000,000	$ 2,400,000,000
Collateral for secured borrowings, percent of finance receivables	58.00%	56.00%
Personal loans | Consumer household goods or other items of personal property
Finance Receivables
Collateral for secured borrowings	$ 1,900,000,000	$ 1,900,000,000
Collateral for secured borrowings, percent of finance receivables	42.00%	44.00%
Real estate loans
Finance Receivables
Net finance receivables	$ 517,000,000	$ 538,000,000
Real estate loans | Real estate loans secured by first mortgages
Finance Receivables
Net finance receivables	201,000,000	207,000,000
Real estate loans | Real estate loans secured by second mortgages
Finance Receivables
Net finance receivables	$ 316,000,000	331,000,000
Real estate loans | Maximum
Finance Receivables
Finance receivables original term	360 months
Retail Sales Finance
Finance Receivables
Net finance receivables	$ 19,000,000	23,000,000
Retail Sales Finance | Maximum
Finance Receivables
Finance receivables original term	60 months
SpringCastle Portfolio
Finance Receivables
Net finance receivables	$ 0	1,703,000,000
SpringCastle Portfolio | Consolidated VIEs | Mortgage Loan Securitizations
Finance Receivables
Net finance receivables	$ 0	$ 1,703,000,000
Revolving Credit Facility
Finance Receivables
Accrual of finance charges, past due period	180 days